INCOME TAXES - Deferred tax asset (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Total deferred tax assets	$ 1,095,797	$ 478,736
Less: valuation allowance	(1,095,797)	(478,736)
Net deferred tax asset